Financial Risks - Summary of Equity Real Estate and Other Non-fixed-income Portfolio (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	€ 5,395	€ 5,035
Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	4,573	4,440
United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	786	556
International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	27	30
Equity funds [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	141	151
Equity funds [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	133	141
Equity funds [member] | International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk		3
Common shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	126	179
Common shares [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	106	148
Common shares [member] | United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	14	25
Common shares [member] | International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	5	5
Preferred shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	29	26
Preferred shares [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	29	26
Investments in real estate [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	55	59
Investments in real estate [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	38	42
Investments in real estate [member] | International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	17	17
Hedge funds [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	6	10
Hedge funds [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	6	10
Other alternative investments [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	2,404	2,169
Other alternative investments [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	2,404	2,169
Other financial asset [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	2,633	2,441
Other financial asset [member] | Americas [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	1,856	1,904
Other financial asset [member] | United Kingdom [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	772	531
Other financial asset [member] | International [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	4	5
Asset management [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	10	9
Asset management [member] | Equity funds [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	9	7
Asset management [member] | Other financial asset [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk	€ 1	1
Holding and other activities [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk		1
Holding and other activities [member] | Common shares [member]
General account equity, real estate and other non-fixed-income portfolio [line items]
Maximum exposure of equity market risk and other investments risk		€ 1